UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

9311 E Via De Ventura, Suite 105

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant’s telephone number, including area code: (216) 329-4271

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1. Reports to Stockholders.

IDX Funds IDX Risk-Managed Digital Assets Strategy Fund Institutional Class - BTIDX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the IDX Risk-Managed Digital Assets Strategy Fund, for the year ended December 31, 2024. You can find additional information at https://idxfunds.com/btidx/ or (216) 329-4271.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$298	2.49%
What factors influence performance?

For the year ended December 31st, 2024, the IDX Risk-Managed Digital Assets Strategy Fund (ticker: BTIDX) returned +39.51% relative to -1.69% and +65.95% for the Bloomberg Global-Aggregate Total Return Index (ticker: LEGATRUU) and the Bloomberg Galaxy Crypto Index (ticker: BCOMTR), respectively. December was a historic month in the digital assets space as spot bitcoin finally broke above $100,000.

Bitcoin's move past $100,000 was not only a psychological or moral victory for those deeply tied to the sector, it also coincides with a fundamental change to the political and regulatory backdrop for the industry. President Trump's re-election in November promises to bring an administration and regulatory agencies who are more amenable to working with the nascent technology in its continued integration in modern economies.

How did the Fund perform since its inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Annual Average Total Return (%)
December 31, 2024
	One Year	Since Inception (11/17/2021)
IDX Risk-Managed Digital Assets Strategy Fund	39.51%	2.85%
Bloomberg Global-Aggregate Total Return Index	-1.69%	-4.18%
ICE BofA SOFR Overnight Rate Index	5.40%	4.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxfunds.com/btidx/.

Key Fund Statistics
(as of December 31, 2024)
Net Assets ($)	$15,983,477
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$426,402
What did the Fund invest in?
(as of December 31, 2024)
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	61.40%
Total	61.40%
Sector Breakdown (% of net assets)

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or https://idxfunds.com/btidx/.

IDX Funds IDX Commodity Opportunities Fund Institutional Class - COIDX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the IDX Commodity Opportunities Fund, for the year ended December 31, 2024. You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$176	1.79%
What factors influence performance?

For the year ending December 31st, 2024, the IDX Commodity Opportunities Fund (ticker: COIDX) returned -2.80% relative to -1.69% and +5.38% for the Bloomberg Global-Aggregate Total Return Index (ticker: LEGATRUU) and the Bloomberg Commodity Total Return Index (ticker: BCOMTR), respectively. 2024 was a mixed year for commodities as precious metals paced the asset class +26.62% and +20.57% respectively for gold and silver.

The last month of the year was characterized by strong reversals in momentum in commodity markets. Energies and grains returned -4.99% and -18.63% each through year-to-date through November and suddenly reversed while industrial metals (e.g., copper and aluminum) gave back nearly half of its year-to-date gains in December to end the year +3.54%. Energies were led in December by Natural Gas (+10.28%) which through 2024 was a consistent short in our portfolio and our biggest dollar contributor on the short side. WTI Crude Oil returned +6.05% for December ending the year +13.75%; we remain long at two points on the curve in WTI and have maintained this position for the entirety of the second half of the year.

How did the Fund perform since its inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Annual Average Total Return (%)
December 31, 2024
	One Year	Since Inception (11/01/2022)
IDX Commodity Opportunities Fund	-2.80%	-2.83%
Bloomberg Global-Aggregate Total Return Index	-1.69%	4.25%
ICE BofA SOFR Overnight Rate Index	5.40%	5.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxfunds.com/coidx/.

Key Fund Statistics
(as of December 31, 2024)
Net Assets ($)	$27,641,573
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	291%
Total Advisory Fees Paid ($)	$730,688
What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	80.67%
Total	80.67%
Sector Breakdown (% of net assets)

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or https://idxfunds.com/coidx/.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics. (d) The registrant’s Code of Ethics is filed herewith.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Kelley J. Brennan serve on its audit committee as the “audit committee financial expert” as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for the IDX Funds for the year ended December 31, 2024, for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $35,200 with respect to the Fund’s fiscal year ended December 31, 2024. These fees were paid to Cohen & Company, LTD.

(b)	Audit-Related Fees. There were no fees billed since inception for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed for the IDX Funds for the year ended December 31, 2024, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $16,000. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2024 fees were paid to Cohen & Company, LTD.

(d)	All Other Fees. The aggregate fees billed for the IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund for the year ended December 31, 2023, for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered for the fiscal year ended December 31, 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Included in Annual Financial Statements filed under Item 7 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

IDX FUNDS

IDX Risk-Managed Digital Assets Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

ANNUAL REPORT

DECEMBER 31, 2024

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 61.40%
	MONEY MARKET FUNDS — 61.40%
9,812,338	First American Government Obligations Fund, Class X (a) (b)	4.388	$9,812,338

	TOTAL SHORT TERM INVESTMENTS - (Cost $9,812,338)		9,812,338

	TOTAL INVESTMENTS — 61.40% - (Cost $9,812,338)		9,812,338
	OTHER ASSETS IN EXCESS OF LIABILITIES — 38.60%		6,171,139
	NET ASSETS — 100.00%		$15,983,477

(a)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Variable rate security; the rate shown represents the seven day effective yield at December 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Risk-Managed Digital Assets Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS

December 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a)	21	1/31/2025	$9,882,600	$—	$(368,142)
TOTAL PURCHASE CONTRACTS				—	(368,142)

TOTAL FUTURES CONTRACTS				$—	$(368,142)

NET UNREALIZED DEPRECIATION					$(368,142)

(a)	All or a portion of this investment is a holding of IDX Risk-Managed Digital Assets Strategy Subsidiary.

CME - Chicago Mercantile Exchange

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 80.67%
	MONEY MARKET FUNDS — 80.67%
22,298,081	First American Government Obligations Fund, Class X (a) (b)	4.388	$22,298,081

	TOTAL SHORT TERM INVESTMENTS - (Cost $22,298,081)		22,298,081

	TOTAL INVESTMENTS — 80.67% - (Cost $22,298,081)		22,298,081
	OTHER ASSETS IN EXCESS OF LIABILITIES — 19.33%		5,343,492
	NET ASSETS — 100.00%		$27,641,573

(a)

Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Variable rate security; the rate shown represents the seven day effective yield at December 31, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS

December 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
Corn Futures (a)	22	3/14/2025	$504,350	$23,867	$—
Crude Oil Futures (a)	4	2/20/2025	285,000	13,872	—
Crude Oil Futures (a)	4	11/20/2025	272,760	—	(11,764)
Cotton Futures (a)	9	3/7/2025	307,800	—	(10,560)
Gold Futures (a)	19	2/26/2025	5,017,900	—	(135,990)
Copper Futures (a)	4	3/27/2025	402,650	—	(14,608)
NY Harbor ULSD Futures (a)	6	2/28/2025	578,189	4,884	—
Coffee Futures (a)	11	3/19/2025	1,318,969	215,709	—
Live Cattle Futures (a)	8	2/28/2025	613,120	10,079	—
Lean Hog Futures (a)	11	2/19/2025	357,720	—	(23,659)
RBOB Gasoline Futures (a)	23	2/28/2025	1,960,111	—	(46)
No. 11 Sugar Futures (a)	62	3/31/2025	1,337,414	—	(266,879)
Silver Futures (a)	8	3/27/2025	1,169,680	—	(98,567)
Soybean Futures (a)	13	3/14/2025	656,825	—	(1,348)
TOTAL PURCHASE CONTRACTS				268,411	(563,421)

SALE CONTRACTS
Henry Hub Natural Gas Futures (a)	(18)	2/26/2025	(557,640)	—	(53,198)
Chicago SRW Wheat Futures (a)	(13)	3/14/2025	(358,475)	11,341	—
TOTAL SALES CONTRACTS				11,341	(53,198)

TOTAL FUTURES CONTRACTS				$279,752	$(616,619)

NET UNREALIZED DEPRECIATION					$(336,867)

(a)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	IDX Risk-Managed Digital Assets Strategy Fund	IDX Commodity Opportunities Fund
ASSETS
Investments at cost:	$9,812,338	$22,298,081
Investments at value:	$9,812,338	$22,298,081
Deposit with brokers for derivative instruments	6,390,462	6,595,180
Unrealized appreciation of open futures contracts	—	279,752
Receivables
Dividends and interest receivable	46,635	112,310
Receivable for fund shares sold	6,346	20,019
Due from advisor	24,671	—
Due from affiliate	—	49,247
Prepaid expenses and other assets	153,279	155,585
TOTAL ASSETS	16,433,731	29,510,174

LIABILITIES
Unrealized depreciation of open futures contracts	368,142	616,619
Payables and accrued liabilities:
Payable for fund shares redeemed	44,512	1,193,261
Payable to related parties	6,846	11,580
Investment Advisory Fees Payable	—	1,486
Shareholder servicing payable	5,573	4,163
Accrued expenses and other liabilities	25,181	41,492
TOTAL LIABILITIES	450,254	1,868,601
NET ASSETS	$15,983,477	$27,641,573

Net Assets Consist Of:
Paid in capital	$16,470,307	$28,006,307
Total distributable earnings/(accumulated losses)	(486,830)	(364,734)
NET ASSETS	$15,983,477	$27,641,573

Net Asset Value Per Share:
Net assets	$15,983,477	$27,641,573
Shares outstanding (unlimited number of shares authorized with no par value)	1,757,412	3,117,992
Net asset value, redemption price and offering price per share	$9.09	$8.87

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

Year ended December 31, 2024

	IDX Risk-Managed Digital Assets Strategy Fund	IDX Commodity Opportunities Fund
INVESTMENT INCOME
Interest	$429,229	$104,603
Dividends	387,918	1,723,845
Foreign withholding taxes	—	(1,750)
TOTAL INVESTMENT INCOME	817,147	1,826,698

EXPENSES
Investment advisory fees	426,402	730,688
Shareholder servicing fees	31,967	73,341
Accounting and administrative fees	105,430	110,518
Transfer agent fees	15,406	19,957
Legal fees	38,180	56,550
Reporting fees	24,770	12,782
Custodian fees	13,878	14,439
Compliance officer fees	22,712	22,712
Insurance fees and expenses	28,358	44,641
Trustee fees and expenses	28,089	44,088
Professional fees	17,270	59,020
Registration expenses	10,046	38,430
24F-2 fees	—	2,008
Miscellaneous expenses	61,489	41,900
TOTAL EXPENSES	823,997	1,271,074

Investment advisory fees waived	(259,668)	(320,438)
TOTAL NET EXPENSES	564,329	950,636

NET INVESTMENT INCOME	252,818	876,062

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)

	IDX Risk-Managed Digital Assets Strategy Fund	IDX Commodity Opportunities Fund
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES
Net realized gain/ (loss) from:
Investments	$—	$1,144,040
Futures contracts	5,346,266	(2,996,761)
Net realized gain/(loss)	5,346,266	(1,852,721)

Net change in unrealized appreciation/(depreciation) on:
Investments	—	(282,478)
Futures contracts	319,354	(294,854)
Net change in unrealized appreciation/(depreciation)	319,354	(577,332)

NET REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS,OPTIONS AND FUTURES	5,665,620	(2,430,053)

NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,918,438	$(1,553,991)

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	IDX Risk-Managed Digital Assets Strategy Fund		IDX Commodity Opportunities Fund
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
FROM OPERATIONS
Net investment income	$252,818	$176,761	$876,062	$1,025,322
Net realized gain / (loss) from:
Investments and options	—	(126,567)	1,144,040	(783,847)
Written options	—	—	—	96,961
Futures contracts	5,346,266	5,426,319	(2,996,761)	(1,986,435)
Net change in unrealized appreciation / (depreciation) on:
Investments	—	19,174	(282,478)	329,637
Futures contracts	319,354	(687,496)	(294,854)	(63,976)
Net increase / (decrease) in net assets resulting from operations	5,918,438	4,808,191	(1,553,991)	(1,382,338)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares:
From distributable earnings	(2,733,076)	(1,807,769)	(1,256,376)	(1,007,872)
Decrease in net assets from distributions to shareholders	(2,733,076)	(1,807,769)	(1,256,376)	(1,007,872)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	18,448,053	17,574,176	20,542,964	67,258,844
Net asset value of shares issued in reinvestment of distributions to shareholders:	2,697,885	989,852	1,251,622	979,078
Payments for shares redeemed:	(29,811,855)	(26,136,684)	(46,267,057)	(27,138,647)
Net increase / (decrease) in net assets from shares of beneficial interest	(8,665,917)	(7,572,656)	(24,472,471)	41,099,275

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(5,480,555)	(4,572,234)	(27,282,838)	38,709,065

NET ASSETS
Beginning of year	21,464,032	26,036,266	54,924,411	16,215,346
End of year	$15,983,477	$21,464,032	$27,641,573	$54,924,411

SHARE ACTIVITY
Institutional Class:
Shares sold	2,101,083	2,625,937	2,157,093	6,838,801
Shares reinvested	279,574	128,219	140,316	103,387
Shares redeemed	(3,400,582)	(3,962,441)	(4,984,429)	(2,771,888)
Net increase / (decrease) in shares of beneficial interest outstanding	(1,019,925)	(1,208,285)	(2,687,020)	4,170,300

SHARES OUTSTANDING
Beginning of year	2,777,337	3,985,622	5,805,012	1,634,712
End of year	1,757,412	2,777,337	3,117,992	5,805,012

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Risk-Managed Digital Assets Strategy Fund
	Year Ended 12/31/2024		Year Ended 12/31/2023		Year Ended 12/31/2022		Period Ended 12/31/2021(1)
Net Asset Value, Beginning of Year/Period	$7.73		$6.53		$10.08		$10.00

From investment operations:
Net investment income/(loss) (2)	0.10		0.05		(0.13)		(0.04)
Net realized and unrealized gain/(loss) on investment activity	3.05		1.81		(3.42)		0.12
Total from investment operations	3.16		1.86		(3.55)		0.08

Less distributions from:
Net investment income	(1.80)		(0.66)		—		—
Total distributions	(1.80)		(0.66)		—		—

Net Asset Value, End of Year/Period	$9.09		$7.73		$6.53		$10.08

Total Return	39.51%		28.51%		(35.19)%		0.80	%(3)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$15,983		$21,464		$26,036		$32,232

Ratio of net expenses to average net assets
Before waivers	3.85	%(10)	4.24	%(5)	2.91	%(5)	4.52	%(4)(7)
After waivers	2.63	%(10)	3.36	%(5)	2.50	%(5)	3.08	%(4)(7)
Ratio of net expenses to average net assets
Before waivers	3.70	%(11)	3.37	%(6)	2.79	%(6)	3.93	%(4)(8)
After waivers	2.49	%(11)	2.49	%(6)	2.39	%(6)	2.49	%(4)(8)

Ratio of net investment income/(loss) to average net assets
Before waivers	(0.03	)%(10)	(0.06	)%(5)	(2.01	)%(5)	(4.51	)%(4)(7)
After waivers	1.18	%(10)	0.81	%(5)	(1.61	)%(5)	(3.07	)%(4)(7)

Portfolio Turnover Rate	0.00	%(9)	236.30	%(9)	1036.03%		231.71	%(3)

(1)	The Fund commenced operations on November 17, 2021.
(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio includes shareholder servicing and interest expense.
(6)	Ratio excludes shareholder servicing and interest expense.
(7)	Ratio includes interest and dividend expense.
(8)	Ratio excludes interest and dividend expense.
(9)	Portfolio turnover decreased from 2022 to 2023 as market conditions in 2023 demonstrated significantly less volatility. In 2024, the Fund did not trade long-term securities.
(10)	Ratio includes shareholder servicing fees.
(11)	Ratio excludes shareholder servicing fees.

The accompanying notes are an integral part of these consolidated financial statements.

IDX Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Commodity Opportunities Fund
	Year Ended 12/31/2024		Year Ended 12/31/2023		Period Ended 12/31/2022(1)
Net Asset Value, Beginning of Year/Period	$9.46		$9.92		$10.00

From investment operations:
Net investment income (2)	0.17		0.26		0.03
Net realized and unrealized loss on investment activity	(0.43)		(0.55)		(0.09)
Total from investment operations	(0.26)		(0.29)		(0.06)

Less distributions from:
Net investment income	(0.21)		(0.17)		(0.02)
Net realized gain	(0.12)		(0.00	)(7)	—
Total distributions	(0.33)		(0.17)		(0.02)

Net Asset Value, End of Year/Period	$8.87		$9.46		$9.92

Total Return	(2.80)%		(2.89)%		(0.61	)%(3)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$27,642		$54,924		$16,215

Ratio of net expenses to average net assets
Before waivers	2.59	%(5)	2.49	%(5)	3.63	%(4)(5)
After waivers	1.94	%(5)	1.94	%(5)	1.84	%(4)(5)
Ratio of net expenses to average net assets
Before waivers	2.44	%(6)	2.34	%(6)	3.49	%(4)(6)
After waivers	1.79	%(6)	1.79	%(6)	1.69	%(4)(6)

Ratio of net investment income to average net assets
Before waivers	1.13	%(5)	2.15	%(5)	0.10	%(4)(5)
After waivers	1.79	%(5)	2.70	%(5)	1.89	%(4)(5)

Portfolio Turnover Rate	290.55%		342.03%		176.26	%(3)

(1)	The Fund commenced operations on November 1, 2022.

(2)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio includes shareholder servicing fees.

(6)	Ratio excludes shareholder servicing fees.

(7)	Less than $0.01 per share.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements

December 31, 2024

1.	ORGANIZATION

IDX Funds (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Each fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The IDX Risk-Managed Digital Assets Strategy Fund (the “Digital Assets Fund”, formerly known as the “IDX Risk-Managed Bitcoin Strategy Fund”) and the IDX Commodity Opportunities Fund (the “Commodity Fund”) (individually a “Fund” and collectively the “Funds”) are each a series within the Trust. The Funds are each non-diversified funds. The Digital Assets Fund changed its name effective September 6, 2024. Prior to such date the Fund was known as IDX Risk-Managed Bitcoin Strategy Fund.

The Digital Assets Fund’s primary investment objective seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed investments with direct (e.g., spot) or indirect (e.g., futures) exposure to bitcoin, ether, or other digital assets (collectively, “Digital Assets”). The Fund does not invest in bitcoin, ether, or other Digital Assets directly and will not invest in any Digital Assets that are traded over-the-counter (“OTC”), such as pooled investment vehicles or other OTC trusts.

The Commodity Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined in the Fund’s Prospectus). Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and fixed-income securities of commodity-related companies whose operations relate to commodities, natural resources, energy, real estate, or other “hard assets,” and companies that provide services or have exposure to such businesses, and commodity-related derivatives and Instruments. The Adviser expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the 1940 Act.

The Funds’ investment adviser is IDX Advisors, LLC (the “Adviser”).

Wholly owned and Controlled Subsidiaries

In order to achieve their investment objectives, the Funds each invest up to 25% of their total assets (measured at the time of purchase) in wholly owned subsidiaries, IDX Bitcoin Subsidiary (“IDXBS”) and IDX Commodity Subsidiary (“IDXCS”), respectively (collectively the “Subsidiaries”); each company is incorporated under the laws of the Cayman Islands. IDXBS and IDXCS commenced operations on November 17, 2021, and November 1, 2022, respectively, each as an exempted Cayman Islands company with limited liability. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Funds, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

As of December 31, 2024, investments in the Subsidiaries represented 24.49% and 9.06% of the total net assets of Digital Assets Fund and Commodity Fund, respectively.

Share Classes

Each Fund has Institutional Class Shares only. The Digital Assets Fund’s Institutional Class Shares commenced operations on November 17, 2021. The Commodity Fund’s Institutional Class Shares commenced operations on November 1, 2022.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)	Security Valuation – All investments in securities are recorded at fair value, as described in note 3.

b)

Cryptocurrency Risk – Cryptocurrency (notably, Bitcoin and Ether), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Digital Assets Fund may have exposure to Bitcoin, Ether and other digital assets, all cryptocurrencies, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

c)

Commodity Investments – The Commodity Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Commodity Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

d)

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)

Futures Contracts – The Funds use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Funds. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Funds that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)

Short Sales of Investments – The Funds may engage in short sales of securities to realize appreciation when a security that the Funds do not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Funds will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions are open, the Funds will post cash or liquid assets at least equal in value to the fair value of the securities should short.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations. All collateral is marked to market daily. The Funds may also be required to pledge on the books of the Funds’ additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Funds’ Consolidated Schedules of Investments.

g)

Options on Securities – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires, or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h)

U.S. Government Securities – The Funds invest in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.

i)

Consolidation of the Subsidiaries – The Consolidated Financial Statements of the Digital Assets Fund and the Commodity Fund each include the investment activity and financial statements of IDXBS and IDXCS, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Funds may be considered to be investing indirectly in some of those investments through its Subsidiaries. For that reason, references to the Funds may also encompass its subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Funds when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

“SEC”) harmonized regulations. As of December 31, 2024, IDXBS had net assets of $3,914,745 comprising 24.49% of the net assets and IDXCS had net assets of $2,503,331 comprising 9.06% of the net assets of the Digital Assets Fund and the Commodity Fund, respectively.

j)

Federal Income Taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not-to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions taken on all open tax years and expected to be taken as of and during the year ended December 31, 2024, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations when incurred. During the year ended December 31, 2024, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and State of Delaware.

For tax purposes, the Funds’ Subsidiaries are exempted Cayman Islands investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are a Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Funds’ investment company taxable income.

k)

Cash and Cash Equivalents – Cash is held with a financial institution, if any. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

l)

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

m)

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Fund based on each Fund’s relative net assets or another basis as determined by the Board of Trustees (the “Board”), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

n)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

o)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

recognized on an accrual basis and includes the amortization / accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

p)

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Funds expects the risk of loss to be remote.

q)

Operating Segments – Each Fund operates and is managed as a single reportable segment and each Fund makes investments in accordance with its investment objective as described in the Funds’ Prospectus. The chief operating decision maker (“CODM”) of the Funds is the President and Portfolio Manager. The financial information in the form of the Funds’ portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess a Fund’s performance and to make operational decisions for the Funds’ single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

3.	INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

3.	INVESTMENT VALUATIONS (Continued)

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the Digital Assets Fund’s consolidated investments and other financial instruments as of December 31, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$9,812,338	$—	$—	$9,812,338
Total Investments	$9,812,338	$—	$—	$9,812,338

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$—	$—	$—	$—
Unrealized depreciation of open futures contracts	(368,142)	—	—	(368,142)
Total Futures Contracts	$(368,142)	$—	$—	$(368,142)
Total Other Financial Instruments	$(368,142)	$—	$—	$(368,142)

(a)	As of and during the year ended December 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

Short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

3.	INVESTMENT VALUATIONS (Continued)

The following table summarizes the Commodity Fund’s consolidated investments and other financial instruments as of December 31, 2024:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$22,298,081	$—	$—	22,298,081
Total Investments	$22,298,081	$—	$—	$22,298,081
Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$279,752	$—	$—	$279,752
Unrealized depreciation of open futures contracts	(616,619)	—	—	(616,619)
Total Futures Contracts	$(336,867)	$—	$—	$(336,867)
Total Other Financial Instruments	$(336,867)	$—	$—	$(336,867)

(a)	As of and during the year ended December 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)

Short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

4.	DERIVATIVE TRANSACTIONS

The Funds may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within deposit with brokers for derivative instruments on the Consolidated Statements of Assets and Liabilities. During the year, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as unrealized appreciation or depreciation on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of December 31, 2024, for the Digital Assets Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives
Future Contracts	Unrealized depreciation of open futures contracts	$(368,142)	$—	$(368,142)

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

4.	DERIVATIVE TRANSACTIONS (Continued)

For the year ended December 31, 2024, the Digital Assets Fund financial derivative instruments had the following average notional values (indicating average volume for the year):

Type of Derivative	Average Monthly Notional Value (a)
Future Contracts	$13,128,177

(a)

The Fund considers the average monthly notional amounts during the year, categorized by derivative instrument, to be representative of its derivate activities for the year ended December 31, 2024. The Fund did not engage in short future contract activity during the year ended December 31, 2024.

For the year ended December 31, 2024, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Digital Assets Fund:

Type of Derivative	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)
Future Contracts	Commodity	$5,346,266	$319,354
Total		$5,346,266	$319,354

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of December 31, 2024, for the Commodity Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives
Future Contracts	Unrealized appreciation of open futures contracts	$279,752	$279,752	$—
Future Contracts	Unrealized depreciation of open futures contracts	(616,619)	—	(616,619)

For the period ended December 31, 2024, the Commodity Fund financial derivative instruments had the following average notional values (indicating average volume for the period):

Type of Derivative	Average Monthly Notional Value (a)
Put Options Purchased	$4,290
Future Long Contracts	25,596,108
Future Short Contracts	(3,985,981)

(a)	The Fund considers the average monthly notional amounts during the year, categorized by derivative instrument, to be representative of its derivate activities for the year ended December 31, 2024.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

4.	DERIVATIVE TRANSACTIONS (Continued)

For the year ended December 31, 2024, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Commodity Fund:

Type of Derivative	Risk Type	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation / (Depreciation)
Call/Put Options Purchased*	Equity	$(82,785)	$81,610
Call/Put Options Purchased*	Commodity	18,696	—
Future Contracts	Interest Rate	(92,963)	(44,681)
Future Contracts	Commodity	(2,903,798)	(250,173)
Total		$(3,060,850)	$(213,244)

*

Amounts recognized for purchased options are included in Net realized gain/ (loss) from investments and Net change in unrealized appreciation/(depreciation) on investments in the Consolidated Statements of Operations.

5.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, aggregate purchases, and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
Fund	Purchases	Sales	Purchases	Sales
The Digital Assets Fund	$—	$—	$—	$—

The Commodity Fund	—	—	46,457,688	(73,581,667)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations and investments of the Funds in accordance with their stated policies. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of the Funds’ net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
The Digital Assets Fund	1.99%	$426,402

The Commodity Fund	1.49%	$730,688

The Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (Continued)

and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.49% and 1.79% for the Digital Assets Fund and the Commodity Fund, respectively, through at least April 30, 2026. During the year ended December 31, 2024, the Adviser waived fees as follows:

Fund	Expense Limitation Rate	Management Fees Waived
The Digital Assets Fund	2.49%	$(259,668)

The Commodity Fund	1.79%	$(320,438)

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three years following the date of such waiver on reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is repaid.

As of December 31, 2024, the cumulative unreimbursed amounts paid or waived by the Adviser on behalf of the Funds that may be recouped no later than the date stated below are as follows:

Fund	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery
The Digital Assets Fund	2027	$(259,668)
	2026	(189,988)
	2025	(229,313)
Total:		$(678,969)

The Commodity Fund	2027	$(320,438)
	2026	(210,383)
	2025	(29,601)
Total:		$(560,422)

The Funds have entered into a Master Services Agreement (“Services Agreement”) with Gryphon 17, LLC (“Gryphon”). Under the Services Agreement, Gryphon is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. For the year ended December 31, 2024, the Digital Assets Fund and the Commodity Fund incurred fees pursuant to the Services Agreement of $105,430 and $110,518, respectively.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on December 31, 2024, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The Digital Assets Fund	$9,812,338	$—	$—	$—

The Commodity Fund	$22,298,081	$—	$—	$—

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2024, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Earnings / (Losses)	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Earnings / (Losses)
The Digital Assets Fund	$95,583	$—	$(582,413)	$—	$(486,830)

The Commodity Fund	$—	$—	$(364,734)	$—	$(364,734)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Digital Assets Funds did not elect to defer any post-October and late year losses. The Commodity Fund deferred $27,866 post-October losses.

As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

	Capital Loss Carryover
Fund	Short-Term	Long-Term	Year of Expiration
The Digital Assets Fund	$209,552	$—	Indefinitely

The Commodity Fund	$—	$—	Indefinitely

The Commodity Fund utilized $565,637 of capital loss carryover during the year ended December 31, 2024.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

7.	TAX MATTERS (Continued)

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis, which is considered to be more informative to the shareholder. The following reclassifications were made as of December 31, 2024:

Fund	Total Distributable Earnings / (Accumulated Losses)	Paid-in Capital
The Digital Assets Fund	$(6,084,356)	$6,084,356

The Commodity Fund	$2,692,416	$(2,692,416)

The Funds’ reclassifications are primarily attributable to the net operating loss forfeiture, non-deductible expenses, utilization of earnings and profits distributed to shareholders on redemption of shares, and the Funds’ investment in their Subsidiaries.

During the year ended December 31, 2024, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
The Digital Assets Fund	$2,733,076	$—	$—	$2,733,076

The Commodity Fund	$1,256,376	$—	$—	$1,256,376

During the year ended December 31, 2023, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
The Digital Assets Fund	$1,807,769	$—	$—	$1,807,769

The Commodity Fund	$998,760	$9,112	$—	$1,007,872

8.	PRINCIPAL RISKS

The following risks are specifically attributable to making investments in digital assets. Each of these risks could adversely impact the value of an investment in the Digital Assets Fund.

New Technology Adoption Risks – Investing in digital assets represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

Industry Uncertainty Risks – Digital assets and the marketplace for digital assets is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of digital assets, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

8.	PRINCIPAL RISKS (Continued)

Digital Asset Volatility Risks – Digital asset trading prices are volatile. As a result, digital assets may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of digital assets. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the

Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Digital

Assets Fund for any given period could be directionally different than the price direction of digital assets or digital assets Futures depending on allocation decisions made by the Adviser in its attempt to implement the managed volatility strategy.

Regulatory Risks – While the digital assets and the trading platforms and infrastructure on which digital assets are traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to digital assets. To the extent that future regulatory actions or policies limit or restrict digital assets usage, digital assets trading or the ability to convert digital assets to government currencies, the demand for digital assets may be reduced, which may adversely affect an investment in the Digital Assets Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Digital Assets Fund’s investment strategies.

Excess Supply Risks – Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, this increase in the supply of such bitcoin can create downward pressure on the price of bitcoin. The supply of bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until bitcoin issuance halts completely with a total of 21 million bitcoins in existence.

Disruptions and Failures at Digital Assets - Digital assets trading platforms operate websites on which users can trade digital assets for US dollars, other government currencies or other digital assets. Digital assets trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of digital assets trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in digital assets, which may result in greater volatility in digital assets.

Risks Associated with Demand for Specific Digital Assets – As the market for digital assets evolves, it is possible that a digital asset other than bitcoin or ether held by the Digital Assets Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for the digital asset held by the Digital Assets Fund (and thus negatively impacting the value of the Digital Assets Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into bitcoins held by the Fund. In such circumstances, the demand for the bitcoin held by the Digital Assets Fund could be negatively impacted. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Digital Assets Fund.

Competition from central bank digital currencies (“CBDCs”) – Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin, ether and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently

IDX Funds	ANNUAL REPORT

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024

8.	PRINCIPAL RISKS (Continued)

announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, digital assets. As a result of any of the foregoing factors, the value of digital assets could decrease, which could adversely affect an investment in the Digital Assets Fund.

Risks from Decreased Incentives for Miners – Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Digital Assets Fund.

Risks of Changes to Bitcoin Network – A small group of individuals can propose refinements or improvements to the bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork”.

Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Funds more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

9.	SUBSEQUENT EVENTS

As of December 31, 2024, Management has evaluated the impact of all other subsequent events of the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

IDX Funds	ANNUAL REPORT

Additional Information (Unaudited)

December 31, 2024

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 711-9164; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent year ended December 31, 2024, is available without charge, upon request, by calling (800) 711-9164; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Funds file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IDX Risk-Managed Digital Assets Strategy Fund and IDX Commodity Opportunities Fund and Board of Trustees of IDX Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of IDX Funds comprising the funds listed below (the “Funds”) as of December 31, 2024, the related consolidated statements of operations and changes in net assets, the consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Financial Highlights
IDX Risk-Managed Digital Assets Strategy Fund (formerly known as IDX Risk-Managed Bitcoin Strategy Fund)	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and for the period from November 17, 2021 (commencement of operations) through December 31, 2021
IDX Commodity Opportunities Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, and for the period from November 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2024

IDX Funds	ANNUAL REPORT

Additional Information (Unaudited) (Continued)

December 31, 2024

Investment Advisory Agreement Approvals – IDX Funds (Unaudited)

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of IDX Funds (the “Trust”) held on August 22, 2024 (the “Meeting”), the Board considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and IDX Advisors, LLC (the “Adviser”) for the IDX Risk-Managed Digital Assets Strategy Fund (the “Digital Assets Fund”, formerly known as the IDX Risk-Managed Bitcoin Strategy Fund) and IDX Commodity Opportunities Fund (the “Commodity Fund” and collectively with the Digital Assets Fund, the “Funds”).

Legal counsel to the Trust (“Counsel”) reviewed with the Board the memorandum addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting and was included in the meeting materials (the “Meeting Materials”). Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest. Counsel noted that in response to a questionnaire sent by Counsel to the Adviser, the Adviser provided information to the Board about the Adviser’s business, personnel, resources, investment strategy, and management of the Funds’ portfolios and operations.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports that are in the Meeting Materials related to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of the Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by the Adviser from its relationship with the Funds.

The Board discussed the Adviser’s profitability. The Adviser confirmed that if the Adviser allocated its operating expenses to the revenue it receives from the Funds, then it is close to breakeven. The Board discussed the need for an appropriate allocation method once the Adviser’s management of the Funds becomes profitable. The Board then asked about the Adviser’s line of credit and the last time the Adviser drew from it. The Adviser confirmed that the Adviser drew on it earlier in 2024. The Adviser then responded to questions from the Board on the Adviser’s balance sheet and its acquisition of Palladium.

The Board noted that during next year’s renewal of the Advisory Agreement, it wanted more information related to the Funds’ performance, fees, and expenses compared to those of its benchmark, category (if applicable), and peer group. While it deemed the current information sufficient, especially considering the quarterly reports it has received during the period, it wants longer-term information for the Funds beginning in 2025. The Board also noted that during its next review, it will request information on the financial condition of the parent company. The Board had an extensive discussion with the Adviser regarding the factors below.

IDX Funds	ANNUAL REPORT

Additional Information (Unaudited) (Continued)

December 31, 2024

1.	The nature, extent and quality of the services provided by the Adviser.

The Board considered the responsibilities the Adviser has under the Advisory Agreement for the Funds. The Board reviewed the services provided by the Adviser to the Funds, including its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among their service providers; and its efforts to promote the Funds, grow assets, and manage the distribution of the Funds’ shares. The Board considered the Adviser’s personnel and operating methods; succession plans; the education and experience of the Adviser’s staff; and its compliance program. The Board also considered the Adviser’s management of the Funds’ operations, noting that the Adviser’s staff oversee the Funds’ other service providers. The Board noted that the Adviser is an experienced investment adviser with seasoned senior management with experience managing the models used by the Funds. After review and discussion, the Board concluded that the nature, extent, and quality of the services provided by the Adviser was satisfactory and adequate for the Funds.

2.	The investment performance of the Funds and the Adviser.

The Board compared the short- and long-term performance of the Funds to their benchmarks, comparable funds with similar objectives and size that are managed by other investment advisers (i.e., the Funds’ peer group), and the Funds’ benchmarks peer group.

For the Commodity Fund, the Board noted that it underperformed its benchmark for the year ended December 31, 2023, but was overperforming for the year to date. The Board also noted that it performed better than most of its category for the prior year but not the year to date.

For the Digital Assets Fund, the Board noted that it underperformed its benchmark and peer group for the year ended December 31, 2023 and the year to date. The Board noted that its peer group included closed-end funds and exchange-traded funds (“ETFs”) because there were insufficient peers in the market to form a more robust peer group. The Board noted the Adviser’s representation that there was no applicable category for the Digital Assets Fund.

The Board also considered the consistency of the Adviser’s management of the Funds with its investment objective and policies. After review and discussion, the Board concluded that the investment performance information presented for the Funds was satisfactory.

3.	The costs of the services provided, and profits realized, by the Adviser.

The Board considered the Adviser’s operations and financial condition and its level of commitment to the Funds’ operations; the asset levels of the Funds; and the overall expenses of the Funds. The Board considered the financial statements of the Adviser, noting that it was supported by its parent company. Next, the Board considered the Funds’ management fees and expense ratios relative to peer funds. For the Commodity Fund, the Board noted that its management fee and net expense ratios were higher than its peers, although still within a reasonable range. For the Digital Assets Fund, the Board noted that its peer group included closed-end funds and ETFs because there were insufficient peers in the market to form a more robust peer group. The Board noted that the Digital Assets Fund’s management fee and net expense ratio were in line with its closed-end peer but higher than the ETFs. The Board also considered the Adviser’s profitability from managing the Funds, noting that it was not currently profitable. After review and discussion, the Board concluded that the anticipated profit from the Adviser’s relationship with the Funds was not excessive.

4.	Economies of scale.

The Board considered the Funds’ fee arrangements with the Adviser. The Board determined that although the management fee would stay the same as asset levels increase, the shareholders of the Funds would benefit from the expense limitation arrangement for the Funds. The Board noted that while a breakpoint schedule in the Advisory Agreement would be beneficial, such a feature only has benefits if the Funds’ assets were enough to realize the effect of the breakpoint. The Board considered the Adviser’s representations that economies of scale would not be realized until the Funds were significantly larger. The Board noted that in the meantime, lower expenses for the Funds’ shareholders are realized immediately with the expense limitation arrangements with the Adviser. The Board further noted that the Funds’ assets were at such levels that the expense limitation arrangement was providing benefits to the Funds’

IDX Funds	ANNUAL REPORT

Additional Information (Unaudited) (Continued)

December 31, 2024

shareholders, as the Adviser was waiving a substantial portion of its fees. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board determined that the Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Funds’ investors.

5.	Conflicts of interest.

The Board evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Adviser’s code of ethics. The Board noted that the Adviser does not manage any accounts with a strategy similar to the Digital Assets Fund and that it only provides signals to third-party asset managers regarding its commodities strategies. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Before approving the renewal of the Advisory Agreement, the Independent Trustees (as defined under the Investment Company Act of 1940) met in executive session with the Trust’s officers to discuss the Adviser’s 15(c) responses. After additional consideration and discussion, the Board determined that the compensation payable under the Advisory Agreement for each Fund was fair, reasonable, and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its reasonable business judgment. Therefore, the Board approved the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Funds.

IDX Funds	ANNUAL REPORT

Additional Information (Unaudited) (Continued)

December 31, 2024

IDX FUNDS

9311 E Via De Ventura

Suite 105

Scottsdale, AZ 85258

INVESTMENT ADVISER

IDX Advisors, LLC

9311 E Via De Ventura

Suite 105

Scottsdale, AZ 85258

ADMINISTRATOR

Gryphon 17, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

TRANSFER AGENT

Gryphon 17, LLC

3000 Auburn Drive

Suite 410

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

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ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $12,000, payable in quarterly installments, plus a fee of either (1) $1,000 per fund for each board and committee meeting attended by the independent trustee or (2) $250 per fund for each telephonic board or committee meeting attended by the independent trustee which lasts less than one hour. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the IDX Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$26,000	None	None	$26,000
Nicolas Carmi	26,000	None	None	26,000
Tobias Caldwell	26,000	None	None	26,000

[1]	Each of the Trustees serves as a Trustee to each series of the Trust.

[2]	Figures are for the year ended December 31, 2024.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included in Annual Financial Statements filed under Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.	EXHIBITS.

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Andrew Swan
By Andrew Swan
President
Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Andrew Swan
By Andrew Swan
President
Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Rob Silva
By Rob Silva
Treasurer
Date: March 10, 2025